Restructuring and Other Costs (Income), Net (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
During 2016, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$31.2	$36.0	$87.6	$154.8
Analytical Instruments	62.4	46.5	68.3	177.2
Specialty Diagnostics	—	(0.3)	14.9	14.6
Laboratory Products and Services	7.9	0.5	17.7	26.1
Corporate	—	21.2	0.7	21.9

	$101.5	$103.9	$189.2	$394.6
During 2014, the company recorded net restructuring and other costs (income) by segment as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs (Income), Net	Total

Life Sciences Solutions	$327.3	$122.5	$(516.4)	$(66.6)
Analytical Instruments	(0.8)	0.9	2.5	2.6
Specialty Diagnostics	0.9	1.5	17.7	20.1
Laboratory Products and Services	0.2	—	(121.0)	(120.8)
Corporate	—	5.8	19.0	24.8

	$327.6	$130.7	$(598.2)	$(139.9)
During 2015, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$2.0	$13.6	$64.4	$80.0
Analytical Instruments	0.1	(0.3)	26.6	26.4
Specialty Diagnostics	0.8	(0.4)	9.7	10.1
Laboratory Products and Services	6.2	6.1	12.6	24.9
Corporate	—	27.3	2.0	29.3

	$9.1	$46.3	$115.3	$170.7

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the cash components of the company’s restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

(In millions)	Severance	Abandonment of Excess Facilities	Other (a)	Total

Balance at December 31, 2013	$28.6	$9.4	$2.5	$40.5
Costs incurred in 2014 (c)	140.8	10.5	102.4	253.7
Reserves reversed (b)	(5.5)	(0.1)	(0.2)	(5.8)
Payments	(124.1)	(10.4)	(98.1)	(232.6)
Currency translation	(2.1)	0.4	(0.7)	(2.4)

Balance at December 31, 2014	37.7	9.8	5.9	53.4
Costs incurred in 2015 (d)	57.0	19.1	14.6	90.7
Reserves reversed (b)	(11.7)	(0.5)	(2.2)	(14.4)
Payments	(66.6)	(15.0)	(15.0)	(96.6)
Currency translation	(1.2)	(0.3)	(0.3)	(1.8)

Balance at December 31, 2015	15.2	13.1	3.0	31.3
Costs incurred in 2016 (e)	109.1	45.9	11.9	166.9
Reserves reversed (b)	(1.9)	(0.4)	(0.5)	(2.8)
Payments	(83.2)	(26.6)	(12.2)	(122.0)
Currency translation	(1.0)	(0.1)	—	(1.1)

Balance at December 31, 2016	$38.2	$31.9	$2.2	$72.3

(a)
Other includes cash charges to monetize certain equity awards held by employees of Life Technologies at the date of acquisition, relocation and moving expenses associated with facility consolidations, as well as employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)	Represents reductions in cost of plans.

(c)
Excludes a $895.4 million net gain on the sale of businesses, principally the company’s sera and media, gene modulation and magnetic beads businesses and the Cole-Parmer business; $19.6 million of cash compensation to monetize certain equity awards held by Life Technologies’ employees at the date of acquisition that was paid by Life Technologies prior to the acquisition; $9.3 million of provision for losses on pre-acquisition litigation-related matters of Life Technologies; and an aggregate of $19.9 million of non-cash charges, net.

(d)
Excludes $24.7 million of provision for losses on litigation-related matters; $14.9 million of impairment of acquired technology in development; a $7.6 million gain on the sale of a product line; $5.0 million of cash compensation contractually due to employees of an acquired business on the date of acquisition; $0.9 million of charges associated with a previous sale of a business; and an aggregate of $1.1 million of non-cash charges, net.

(e)
Excludes $24.0 million of provision for losses on litigation-related matters; $8.3 million of provision for environmental remediation; $4.6 million of net gains on the sale of real estate; and an aggregate of $2.6 million of non-cash income, net.